Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following table illustrates the disaggregation of revenue:

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue
Referral fees	$287	$11,685
Advisory service fees	—	459,974
Management fees	—	25,970
Net Revenue	$287	$497,629

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Timing of Revenue Recognition
Services transferred at a point in time	$287	$471,659
Services transferred over time	—	25,970
	$287	$497,629

Schedule of Contract Assets	Contract assets as of March 31, 2025 and September 30, 2024 are as follows:
	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Contract assets, net	$—	$483

Schedule of Significant Changes in the Contract Assets Balances

The significant changes in the contract assets balances during the six months ended March 31, 2025 and the year ended September 30, 2024 are as follows:

Contract assets
USD
Balance as of 9/30/2023	91,565
Net off amount of payment due	(17,414)
Provision of current expected credit losses	(74,622)
Exchange diff.	954
Balance as of 9/30/2024	483
Net off amount of payment due	(482)
Exchange diff.	(1)
Balance as of 3/31/2025 (Unaudited)	—

Schedule of Intangible Assets	The principal estimated useful lives of intangible assets are as follows:
Categories	Estimated useful lives
Software	5-10 years
Patent	8-15 years
Trademark	10 years
Customer relationship	9 years
Non-patented technology	10 years